14. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Effective tax rate
	December 31,
	2014	2013

U.S. Statutory rates	34%	34%
Foreign income not recognized in the U.S.	(34%)	(34%)
Dutch income tax rate	20%	20%
Equity Method Pick-Up – Symbid Holding	(9.53)	(9.49)
Other	(0.15)	(.44)
Effective income tax rate	10.32	10.07
Effect on valuation allowance	(10.32)	(10.07)
Effective income tax rate	0%	0%